ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Aug. 31, 2018	May 31, 2018	May 31, 2017
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 601,714	$ 726,457	$ 497,213
Accrued payroll and related liabilities	38,203	44,465	34,987
Deferred rent liability	55,699	55,699	49,565
Total accounts payable and accrued liabilities	$ 1,199,525	$ 826,621	$ 581,765